SHARE-BASED PAYMENTS - Share option plan stock options outstanding (Details) - Share option Options in Thousands	12 Months Ended
	Dec. 31, 2022 Options $ / shares	Dec. 31, 2021 Options $ / shares	Dec. 31, 2020 Options $ / shares
Share options outstanding
Number of options | Options	7,186	3,764	5,601
Weighted average exercise price	$ 2.84	$ 4.47	$ 4.68
Weighted average remaining contractual life (years)	8 months 26 days
Share options exercisable
Number of options | Options	7,186	3,273
Weighted average exercise price	$ 2.84	$ 4.47
Weighted average remaining contractual life (years)	8 months 27 days
C$0.10 to C$0.32
Share options outstanding
Number of options | Options	1,051
Weighted average remaining contractual life (years)	1 month 24 days
Share options exercisable
Number of options | Options	1,051
Weighted average exercise price	$ 0.13
Weighted average remaining contractual life (years)	1 month 24 days
C$0.33 to C$1.17
Share options outstanding
Number of options | Options	1,523
Weighted average remaining contractual life (years)	1 month 24 days
Share options exercisable
Number of options | Options	1,523
Weighted average exercise price	$ 0.58
Weighted average remaining contractual life (years)	1 month 24 days
C$1.18 to C$4.20
Share options outstanding
Number of options | Options	1,749
Weighted average remaining contractual life (years)	1 month 28 days
Share options exercisable
Number of options | Options	1,749
Weighted average exercise price	$ 3.44
Weighted average remaining contractual life (years)	1 month 28 days
C$4.21 to C$4.77
Share options outstanding
Number of options | Options	1,653
Weighted average remaining contractual life (years)	1 year 7 months 2 days
Share options exercisable
Number of options | Options	1,653
Weighted average exercise price	$ 4.43
Weighted average remaining contractual life (years)	1 year 7 months 2 days
C$4.78 to C$5.06
Share options outstanding
Number of options | Options	1,210
Weighted average remaining contractual life (years)	1 year 8 months 12 days
Share options exercisable
Number of options | Options	1,210
Weighted average exercise price	$ 4.99
Weighted average remaining contractual life (years)	1 year 8 months 12 days
Minimum | C$0.10 to C$0.32
Share options outstanding
Exercise price range	$ 0.10
Minimum | C$0.33 to C$1.17
Share options outstanding
Exercise price range	0.33
Minimum | C$1.18 to C$4.20
Share options outstanding
Exercise price range	1.18
Minimum | C$4.21 to C$4.77
Share options outstanding
Exercise price range	4.21
Minimum | C$4.78 to C$5.06
Share options outstanding
Exercise price range	4.78
Maximum | C$0.10 to C$0.32
Share options outstanding
Exercise price range	0.32
Maximum | C$0.33 to C$1.17
Share options outstanding
Exercise price range	1.17
Maximum | C$1.18 to C$4.20
Share options outstanding
Exercise price range	4.20
Maximum | C$4.21 to C$4.77
Share options outstanding
Exercise price range	4.77
Maximum | C$4.78 to C$5.06
Share options outstanding
Exercise price range	$ 5.06